FINANCIAL INCOME, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INCOME, net
Fair value gain on derivative financial instruments	$ 344	$ 104	$ 5,687
Gains on financial assets at fair value through profit or loss	474	295	189
Gain from changes in exchange rates	74		332
Interest from bank deposits	443	279	297
Financial income	1,335	678	6,505
Interest and finance charges for lease liabilities	390
Loss from changes in exchange rates		125
Other	48	42	77
Financial expenses	438	167	77
Financial income net	$ 897	$ 511	$ 6,428